As filed with the Securities and Exchange Commission on August 28, 1998
                                                             File Nos. 333-81754
                                                                       811-8646

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 11
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 14

                           JURIKA & VOYLES FUND GROUP
             (Exact Name of Registrant as Specified in its Charter)

                         1999 Harrison Street, Suite 700
                            Oakland, California 94612
                     (Address of Principal Executive Office)

                                 (800) 852-1991
              (Registrant's Telephone Number, Including Area Code)

                                  KARL O. MILLS
                         1999 Harrison Street, Suite 700
                            Oakland, California 94612
                     (Name and Address of Agent for Service)
                            -------------------------
                  Approximate Date of Proposed Public Offering:
             As soon as practicable after the effective date hereof.

             It is proposed that this filing will become effective:
             immediately upon filing pursuant to Rule 485(b)
       ---
             on _____________, pursuant to Rule 485(b)
       ---
        X    60 days after filing pursuant to Rule 485(a)
       ---
             on _______________, pursuant to Rule 485(a)
       ---


                     Please Send Copy of Communications to:

                              DAVID A. HEARTH, ESQ.
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                         San Francisco, California 94104
                                 (415) 835-1600

                           JURIKA & VOYLES FUND GROUP

                       CONTENTS OF REGISTRATION STATEMENT

This registration statement contains the following documents:

     Facing Sheet

     Contents of Registration Statement

     Cross-Reference sheets for Jurika & Voyles Fund Group

     Part A
     ------
     Supplement to Combined Prospectus for Jurika & Voyles Fund Group

           Jurika & Voyles Mini-Cap Fund
           Jurika & Voyles Value+Growth Fund
           Jurika & Voyles Balanced Fund

     Part B
     ------

     Combined Statement of Additional Information - Incorporated by reference.

           Jurika & Voyles Mini-Cap Fund
           Jurika & Voyles Value+Growth Fund
           Jurika & Voyles Balanced Fund

     Part C
     ------
     Other Information
     Signature Page
     Exhibits

         As filed with the Securities and Exchange Commission on August 28, 1998
                                                       Registration No: 33-81754
                                                       File No: 811-8646













--------------------------------------------------------------------------------

                                     PART A

                                  SUPPLEMENT TO
                               COMBINED PROSPECTUS

                           Jurika & Voyles Fund Group

                                  Mini-Cap Fund
                                Value+Growth Fund
                                  Balanced Fund

--------------------------------------------------------------------------------






The  Combined   Prospectus  is   incorporated   by  reference  to   Registrant's
Post-Effective Amendment No. 10 filed with the Commission on September 22, 1997.

                           JURIKA & VOYLES FUND GROUP


                Supplement to Prospectus dated September 22, 1997
                -------------------------------------------------


                                 August 31, 1998




The Jurika & Voyles Fund Group expects to implement, effective November 1, 1998, a redemption fee equal to 1% of the proceeds from any redemption or exchange of shares held for fewer than 30 days. An amendment to the prospectus has been filed with the Securities and Exchange Commission to permit this fee.

This fee will not apply to any shares purchased on or before October 2, 1998, or to any redemptions or exchanges out of the SSgA Money Market Fund. Shares redeemed or exchanged will be matched against the longest-held shares for purposes of determining your holding period (also known as the first-in, first-out method).

We have decided to implement this fee because, in recent months, your mutual funds have experienced a dramatic increase in shareholder transactions by short-term investors, often known as "market timers." Their large purchases and frequent redemptions increase shareholder expenses and cause the unnecessary recognition of gains for shareholders. Our portfolio managers also find that their long-term strategies are disrupted. This fee is intended to help compensate longer-term shareholders for these costs.

         As filed with the Securities and Exchange Commission on August 28, 1998
                                                       Registration No: 33-81754
                                                       File No: 811-8646














--------------------------------------------------------------------------------

                                     PART B

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION

                           Jurika & Voyles Fund Group

                                  Mini-Cap Fund
                                Value+Growth Fund
                                  Balanced Fund




--------------------------------------------------------------------------------



The  Combined   Prospectus  is   incorporated   by  reference  to   Registrant's
Post-Effective Amendment No. 10 filed with the Commission on September 22, 1997.

         As filed with the Securities and Exchange Commission on August 28, 1998
                                                       Registration No: 33-81754
                                                       File No: 811-8646


















--------------------------------------------------------------------------------


                                     PART C

                                       of
                                    Form N-1A
                             Registration Statement

                           Jurika & Voyles Fund Group

                                  Mini-Cap Fund
                                Value+Growth Fund
                                  Balanced Fund


--------------------------------------------------------------------------------

                           JURIKA & VOYLES FUND GROUP
                                 --------------

                                    FORM N-1A
                                 --------------

                                     PART C
                                 --------------


Item 24.       Financial Statements and Exhibits
       (a)     Financial Statements:

               (1) Schedules of Investments as June 30, 1998, Statement of Assets and Liabilities as of June 30, 1998, Statements of Operations for the fiscal year ended June 30, 1998, Financial Highlights for a Share Outstanding for Period from Inception through June 30, 1998, Independent Auditor's Report dated as of June 30, 1998, and Notes to Financial Statements for the Jurika & Voyles Fund Group are incorporated in Part B by reference to Registrant's Annual Report to Shareholders for the fiscal year ended June 30, 1998.

       (b)     Exhibits:

               (1)  Agreement and Declaration of Trust.(1)

               (2)  By-Laws.(1)

               (3)  Voting Trust Agreement - Not applicable.

               (4)  Specimen Share Certificate - Not applicable.

               (5)  Form of Investment Management Agreement.(1)

               (6)  Form of Distribution Agreement.(2)

               (7)  Benefit Plan(s) - Not applicable.

               (8)  Form of Custodian Agreement.(2)

               (9) a.) Form of Administration Services Agreement.(2) b.) Form of Multiple Class Plan.(4)
                    c.) Shareholder Services Plan.(4)

              (10)  Consent and Opinion of Counsel as to legality of Shares.(3)

              (11)  Consent of Independent Public Accounts.

              (12)  Financial Statements omitted from Item 23 - Not applicable.

              (13)  Form of Subscription Agreement.(2)

              (14)  Model Retirement Plan Documents - Not applicable

              (15)  Form of Share Marketing Plan.(4)

              (16)  Performance Computation.(3)

              (17)  Power of Attorney.(2)

              (27)  Financial Data Schedule. - filed herewith

----------

(1) Incorporated by reference to the Form N-1A Registration Statement filed on July 21, 1994.

(2) Incorporated by reference to Pre-Effective Amendment No. 2 to the Form N-1A Registration Statement filed on September 16, 1994.

(3) Incorporated by reference to Pre-Effective Amendment No. 3 to the Form N1-A Registration Statement filed on September 26, 1994.

(4) Incorporated by reference to Post-Effective Amendment No. 7 to the Form N1-A Registration Statement filed on April 1, 1997.

Item 25. Persons Controlled by or Under Common Control with Registrant.

         Jurika & Voyles, L.P. (The "Manager") is the manager of each series of the Registrant. The Manager is affiliated with NVEST, L.P. ("NVEST"). NVEST is a publicly traded limited partnership affiliated with Metropolitan Life Insurance Company. NVEST is a holding company for several investment management firms including Loomis, Sayles & Company, L.P., Reich & Tang Asset Management, L.P., Copley Real Estate Advisors, Inc., Back Bay Advisors, L.P., harris Associates, L.P., Vaughan, Nelson Scarborough & McConnell, L.P., and Westpeak Investment Advisors, L.P. Each of these investment management firms may manage investment companies.

Item 26. Number of Holders of Securities

         As of July 31, 1998 there were 1,151 shareholders in the Mini-Cap Fund, 238 shareholders in the Value+Growth Fund and 316 shareholders in the Balanced Fund.

Item 27. Indemnification

         Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

         Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser.

         Information about Jurika & Voyles is set forth in Part B under "Management of the Funds."

Item 29. Principal Underwriter.

       (a) First Fund Distributors, Inc. is the principal underwriter for the following investment companies or series thereof:

              Advisors Series Trust
              Guinness Flight Investment Funds
              Fleming Capital Mutual Fund Group, Inc.
              Fremont Mutual Funds, Inc.
              Kayne Anderson Mutual Funds
              Masters Select Investment Trust
              O'Shaughnessy Funds, Inc.
              PIC Investment Trust
              Professionally Managed Portfolios -
                     -       Academy Value Fund
                     -       Avondale Total Return Fund
                     -       Boston Balanced Fund
                     -       Brandes Investment Funds
                     -       Osterweis Fund
                     -       Perkins Discovery Fund
                     -       Perkins Opportunity Fund
                     -       ProConscience Womens Equity Fund
                     -       Trent Equity Fund
                     -       Leonetti Balanced Fund
                     -       Lighthouse Contrarian Fund
                     -       U.S. Global Leaders Growth Fund
                     -       Harris, Bretall, Sullivan & Smith Funds
                     -       Pzena Focused Value Fund
                     -       Titan Financial Services Fund
                     -       PGP Korea Growth Fund
                     -       PGP Asia Growth Fund
              The Purisima Funds
              Rainier Investment Management Mutual Funds
              RNC Mutual Fund Group, Inc.
              UBS Private Investor Funds

       (b) The following information is furnished with respect to the officers of First Fund Distributors, Inc.:

NAME AND PRINCIPAL      POSITION AND OFFICES WITH FIRST   POSITIONS AND OFFICES
BUSINESS ADDRESS*       FUND DISTRIBUTORS, INC.             WITH REGISTRANT
------------------      -------------------------------   ---------------------

Robert H. Wadsworth     President and Treasurer            Assistant Secretary

Steven J. Paggioli      Vice President and Secretary               None

Eric M. Banhazl         Vice President                     Assistant Treasurer

* The principal business address of persons and entities listed is 4455 East Camelback Road, Suite 261E, Phoenix, AZ 85018.

Item 30. Location of Accounts and Records.

         The accounts,  books, or other  documents  required to be maintained by
Section  31(a)  of the  Investment  Company  Act of  1940  will  be  kept by the
Registrant's Transfer Agent, State Street Bank & Trust Co., 1776 Heritage, Quincy, Massachusetts 02171, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)(iii), (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which will be kept by the Registrant at 1999 Harrison Street, Suite 700, Oakland, California 94612

Item 31. Management Services.

         There are no management-related service contracts not discussed in Parts A and B.

Item 32. Undertakings.

         (a) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement on Form N-1Ato be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California on the 28th day of August, 1998.


                                 Jurika & Voyles Fund Group



                                 By:    Karl Olof Mills*
                                        -------------------------
                                        Karl Olof Mills
                                        Chairman and Principal Executive Officer



Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacities and on the date indicated.


/s/Karl Olof Mills*            Chairman and Principal            August 24, 1998
----------------------------   Executive Officer and Trustee
Karl Olof Mills

/s/Darlene T. DeRemer*         Trustee                           August 24, 1998
----------------------------
Darlene T. DeRemer

/s/Bruce M. Mowat*             Trustee                           August 24, 1998
----------------------------
Bruce M. Mowat

/s/Robert E. Bond*             Trustee                           August 24, 1998
----------------------------
Robert E. Bond

/s/ William H. Plageman, Jr.   Trustee                           August 24, 1998
----------------------------
William H. Plageman, Jr.

/s/ Judy G. Barber             Trustee                           August 24, 1998
----------------------------
Judy G. Barber

/s/ Paul R. Witkay             Trustee                           August 24, 1998
----------------------------
Paul R. Witkay


* By:  /s/ Eric M. Banhazl
       -----------------------------------
       Eric M. Banhazl, pursuant
       to a Power of Attorney as filed
       with post-effective Amendment No. 2

                                                             File Nos. 333-81754
                                                                        811-8646

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                            -------------------------



                                    EXHIBITS

                                       to

                                    FORM N-1A

                             REGISTRATION STATEMENT

                                      under

                           THE SECURITIES ACT OF 1933

                                       and

                                      under

                       THE INVESTMENT COMPANY ACT OF 1940


                            -------------------------


                           Jurika & Voyles Fund Group
             (Exact Name of Registrant as Specified in its Charter)

                                Exhibit(s) Index


Exhibit No.   Document                                                 Page No.
-----------   --------                                                 --------

(27)          Financial Data Schedules